Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares		Value
Common Stocks– 100.1%
Aerospace & Defense – 1.6%
General Dynamics Corp	374,866	$80,652,420
L3Harris Technologies Inc	160,969	31,512,901
		112,165,321
Air Freight & Logistics – 2.3%
United Parcel Service Inc	864,625	154,984,031
Banks – 3.3%
Bank of America Corp	1,406,745	40,359,514
JPMorgan Chase & Co	1,272,117	185,016,696
		225,376,210
Beverages – 2.2%
Brown-Forman Corp	970,339	64,799,238
Coca-Cola Co	903,413	54,403,531
Constellation Brands Inc - Class A	125,980	31,007,457
		150,210,226
Biotechnology – 2.6%
AbbVie Inc	779,989	105,087,918
Gilead Sciences Inc	916,439	70,629,954
		175,717,872
Building Products – 0.7%
Trane Technologies PLC	256,787	49,113,082
Capital Markets – 5.1%
Charles Schwab Corp	415,748	23,564,597
CME Group Inc	710,817	131,707,282
Goldman Sachs Group Inc	261,495	84,342,597
Morgan Stanley	1,231,616	105,180,006
		344,794,482
Chemicals – 1.7%
Air Products & Chemicals Inc	114,614	34,330,331
Corteva Inc	774,006	44,350,544
Sherwin-Williams Co	131,946	35,034,302
		113,715,177
Commercial Services & Supplies – 0.5%
Waste Management Inc	198,142	34,361,786
Communications Equipment – 1.1%
Cisco Systems Inc	1,436,377	74,318,146
Consumer Finance – 2.7%
American Express Co	1,044,816	182,006,947
Diversified Financial Services – 2.7%
Visa Inc	771,291	183,166,187
Electrical Equipment – 0.7%
Rockwell Automation Inc	148,569	48,946,057
Electronic Equipment, Instruments & Components – 1.8%
TE Connectivity Ltd	890,881	124,865,881
Food & Staples Retailing – 1.8%
Costco Wholesale Corp	112,235	60,425,079
Sysco Corp	850,093	63,076,901
		123,501,980
Food Products – 1.6%
Hershey Co	427,586	106,768,224
Health Care Equipment & Supplies – 4.2%
Abbott Laboratories	1,244,547	135,680,514
Medtronic PLC	1,041,174	91,727,429
Stryker Corp	184,351	56,243,647
		283,651,590
Health Care Providers & Services – 3.7%
HCA Healthcare Inc	183,037	55,548,069
UnitedHealth Group Inc	404,614	194,473,673
		250,021,742
Hotels, Restaurants & Leisure – 5.6%
Marriott International Inc/MD - Class A	550,693	101,156,797
McDonald's Corp	555,318	165,712,444
Starbucks Corp	1,132,512	112,186,639
		379,055,880
Household Durables – 1.0%
Garmin Ltd	651,974	67,994,368
Household Products – 1.9%
Procter & Gamble Co	857,685	130,145,122

Shares		Value
Common Stocks– (continued)
Industrial Conglomerates – 1.6%
Honeywell International Inc	513,233	$106,495,847
Information Technology Services – 4.3%
Accenture PLC	944,697	291,514,600
Insurance – 0.6%
Travelers Cos Inc	230,964	40,109,208
Leisure Products – 0.5%
Hasbro Inc	535,401	34,677,923
Life Sciences Tools & Services – 1.0%
Danaher Corp	293,663	70,479,120
Machinery – 2.6%
Cummins Inc	80,203	19,662,567
Deere & Co	344,657	139,651,570
Illinois Tool Works Inc	81,650	20,425,564
		179,739,701
Media – 2.4%
Comcast Corp - Class A	3,970,846	164,988,651
Oil, Gas & Consumable Fuels – 2.0%
Chevron Corp	644,214	101,367,073
ConocoPhillips	320,069	33,162,349
		134,529,422
Pharmaceuticals – 4.3%
Eli Lilly & Co	202,135	94,797,272
Merck & Co Inc	1,156,553	133,454,651
Zoetis Inc	369,568	63,643,305
		291,895,228
Professional Services – 1.9%
Automatic Data Processing Inc	391,688	86,089,106
Booz Allen Hamilton Holding Corp	358,266	39,982,486
		126,071,592
Semiconductor & Semiconductor Equipment – 6.1%
KLA Corp	485,181	235,322,489
Texas Instruments Inc	986,413	177,574,068
		412,896,557
Software – 12.7%
Intuit Inc	99,765	45,711,325
Microsoft Corp	2,032,813	692,254,139
Oracle Corp	1,036,330	123,416,540
		861,382,004
Specialty Retail – 2.8%
Home Depot Inc	363,498	112,917,019
TJX Cos Inc	949,737	80,528,200
		193,445,219
Technology Hardware, Storage & Peripherals – 7.4%
Apple Inc	2,578,912	500,231,561
Textiles, Apparel & Luxury Goods – 1.1%
NIKE Inc - Class B	693,569	76,549,211
Total Common Stocks (cost $3,490,998,775)		6,799,886,155
Investment Companies– 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $16,884,345)	16,880,968	16,884,345
Total Investments (total cost $3,507,883,120) – 100.3%		6,816,770,500
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(20,821,832)
Net Assets – 100%		$6,795,948,668

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$163,883	$1,202	$-	$16,884,345

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	11,984,222	154,998,224	(150,099,303)	16,884,345

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of June 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$6,799,886,155	$-	$-
Investment Companies	-	16,884,345	-
Total Assets	$6,799,886,155	$16,884,345	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70241 08-23